FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS

NOTE 3 - FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board Accounting Standards Codification (“Codification”), Fair Value Measurements and Disclosures, provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under the Codification are as follows:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2	Inputs to the valuation methodology include:

●	Quoted prices for similar assets or liabilities in active markets;

●	Quoted prices for identical or similar assets or liabilities in inactive markets;

●	Inputs other than quoted prices that are observable for asset or liability; and

●	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

POWERFLEET, INC. 401(k) PLAN (FORMERLY I.D. SYSTEMS, INC. 401(k) PLAN)

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 and 2024

NOTE 3 - FAIR VALUE MEASUREMENTS (Continued)

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Powerfleet, Inc. unitized account: Valued at closing price reported on active market on which the securities are traded, plus cash.

Self-directed brokerage accounts: Accounts consist of individual stocks, exchange-traded funds, fixed income securities and mutual funds that are valued on the basis of readily determinable market prices.

Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

The preceding methods described may produce a fair value calculation that may not be indicative of the net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table presents the fair value hierarchy for the Plan’s investments at fair value as of December 31, 2025 and 2024:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Powerfleet, Inc. unitized account	$69,381	$-	$-	$69,381
Mutual Funds	21,135,814	-	-	21,135,814
Self-directed brokerage accounts	-	106,807	-	106,807
Total assets in the fair value hierarchy	$21,205,195	$106,807	$-	$21,312,002
Total investments at fair value				$21,312,002

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Powerfleet, Inc. unitized account	$200,124	$-	$-	$200,124
Mutual Funds	17,005,528	-	-	17,005,528
Self-directed brokerage accounts	-	745,654	-	745,654
Total assets in the fair value hierarchy	$17,205,652	$745,654	$-	$17,951,306
Total investments at fair value				$17,951,306

The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer is reported at the beginning of the reporting period.

As of December 31, 2025 and 2024, there were no significant transfers between Levels 1 and 2 and no transfers in or out of Level 3.

POWERFLEET, INC. 401(k) PLAN (FORMERLY I.D. SYSTEMS, INC. 401(k) PLAN)

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 and 2024